Guarantor and Non - Guarantor Condensed Consolidating Financial Statements (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Guarantor and Non-Guarantor Condensed Consolidating Financial Statements [Abstract]
Schedule of Condensed Consolidated Balance Sheet

	Parent	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated
Assets
Current assets:
Cash and cash equivalents	$5	$3	$102	$—	$110
Accounts receivable	—	85	222	—	307
Due from affiliates	—	81	12	(92)	1
Inventories	—	167	232	—	399
Prepaid expenses	—	16	4	—	20
Deferred income taxes	—	1	8	—	9
Other current assets	—	6	40	—	46

Total current assets	5	359	620	(92)	892
Property and equipment, net	—	467	573	—	1,040
Other long-term assets	56	10	23	—	89
Deferred income taxes	—	—	24	—	24
Investment in affiliates	1,397	—	—	(1,397)	—
Intercompany borrowings	80	1,167	181	(1,428)	—
Intangible assets, net	—	79	430	—	509
Goodwill	—	—	432	—	432

Total assets	$1,538	$2,082	$2,283	$(2,917)	$2,986

Liabilities and Equity (Deficit)
Current liabilities:
Trade payables	$—	$71	$225	$—	$296
Short-term borrowings	—	—	4	—	4
Accrued expenses and other liabilities	1	68	82	—	151
Accrued interest	57	—	—	—	57
Due to affiliates	—	19	80	(92)	7
Accrued income taxes	—	—	5	—	5
Deferred income taxes	—	—	20	—	20
Current installments of long-term debt	—	—	31	—	31

Total current liabilities	58	158	447	(92)	571
Long-term debt	2,145	80	753	—	2,978
Other liabilities	—	8	42	—	50
Pension liabilities	—	189	110	—	299
Intercompany borrowings	295	70	1,063	(1,428)	—
Deferred income taxes	—	—	48	—	48
Accumulated losses of unconsolidated subsidiaries in excess of investment	—	180	—	(180)	—

Total liabilities	2,498	685	2,463	(1,700)	3,946

Equity (deficit):
Common stock	—	—	—	—	—
Additional paid-in capital	605	1,941	540	(2,481)	605
Accumulated deficit	(1,803)	(782)	(996)	1,778	(1,803)
Accumulated other comprehensive income	238	238	276	(514)	238

Total Momentive Performance Materials Inc.’s equity (deficit)	(960)	1,397	(180)	(1,217)	(960)
Noncontrolling interests	—	—	—	—	—

Total equity (deficit)	(960)	1,397	(180)	(1,217)	(960)

Total liabilities and equity (deficit)	$1,538	$2,082	$2,283	$(2,917)	$2,986

	Parent	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated
Assets
Current assets:
Cash and cash equivalents	$41	$3	$159	$—	$203
Accounts receivable	—	82	233	—	315
Due from affiliates	3	60	30	(85)	8
Inventories	—	193	201	—	394
Prepaid expenses	—	11	3	—	14
Deferred income taxes	—	1	9	—	10
Other current assets	—	11	38	—	49

Total current assets	44	361	673	(85)	993
Property and equipment, net	—	495	589	—	1,084
Other long-term assets	55	9	25	—	89
Deferred income taxes	—	—	25	—	25
Investment in affiliates	1,415	—	—	(1,415)	—
Intercompany borrowings	20	1,091	259	(1,370)	—
Intangible assets, net	—	84	458	—	542
Goodwill	—	—	432	—	432

Total assets	$1,534	$2,040	$2,461	$(2,870)	$3,165

Liabilities and Equity (Deficit)
Current liabilities:
Trade payables	$—	$93	$219	$—	$312
Short-term borrowings	—	—	3	—	3
Accrued expenses and other liabilities	2	62	98	—	162
Accrued interest	61	—	1	—	62
Due to affiliates	14	26	60	(85)	15
Accrued income taxes	—	—	2	—	2
Deferred income taxes	—	—	19	—	19
Current installments of long-term debt	—	—	36	—	36

Total current liabilities	77	181	438	(85)	611
Long-term debt	1,891	—	1,004	—	2,895
Other liabilities	—	9	42	—	51
Pension liabilities	—	186	106	—	292
Intercompany borrowings	302	164	904	(1,370)	—
Deferred income taxes	—	—	52	—	52
Accumulated losses from unconsolidated subsidiaries in excess of investment	—	85	—	(85)	—

Total liabilities	2,270	625	2,546	(1,540)	3,901

Equity (deficit):
Common stock	—	—	—	—	—
Additional paid-in capital	605	1,911	567	(2,478)	605
Accumulated deficit	(1,569)	(724)	(925)	1,649	(1,569)
Accumulated other comprehensive income	228	228	273	(501)	228

Total Momentive Performance Materials Inc.’s equity (deficit)	(736)	1,415	(85)	(1,330)	(736)
Noncontrolling interests	—	—	—	—	—

Total equity (deficit)	(736)	1,415	(85)	(1,330)	(736)

Total liabilities and equity (deficit)	$1,534	$2,040	$2,461	$(2,870)	$3,165

	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Assets
Current assets:
Cash and cash equivalents	$41	$3	$159	$—	$203
Receivables, net	—	82	233	—	315
Due from affiliates	3	60	30	(85)	8
Inventories	—	193	201	—	394
Prepaid expenses	—	11	3	—	14
Income tax receivable	—	—	—	—	—
Deferred income taxes	—	1	9	—	10
Other current assets	—	11	38	—	49

Total current assets	44	361	673	(85)	993
Property and equipment, net	—	495	589	—	1,084
Other long-term assets	55	9	25	—	89
Deferred income taxes	—	—	25	—	25
Investment in affiliates	1,415	—	—	(1,415)	—
Intercompany borrowing	20	1,091	259	(1,370)	—
Intangible assets, net	—	84	458	—	542
Goodwill	—	—	432	—	432

Total assets	$1,534	$2,040	$2,461	$(2,870)	$3,165

Liabilities and Equity (Deficit)
Current liabilities:
Trade payables	$—	$93	$219	$—	$312
Short-term borrowings	—	—	3	—	3
Accrued expenses and other liabilities	2	62	98	—	162
Accrued interest	61	—	1	—	62
Due to affiliates	14	26	60	(85)	15
Accrued income taxes	—	—	2	—	2
Deferred income taxes	—	—	19	—	19
Current installments of long-term debt	—	—	36	—	36

Total current liabilities	77	181	438	(85)	611
Long-term debt	1,891	—	1,004	—	2,895
Other liabilities	—	9	42	—	51
Pension liabilities	—	186	106	—	292
Intercompany borrowings	302	164	904	(1,370)	—
Deferred income taxes	—	—	52	—	52
Accumulated losses from unconsolidated subsidiaries in excess of investment	—	85	—	(85)	—

Total liabilities	2,270	625	2,546	(1,540)	3,901

Equity (deficit):
Common stock	—	—	—	—	—
Additional paid-in capital	605	1,911	567	(2,478)	605
Accumulated deficit	(1,569)	(724)	(925)	1,649	(1,569)
Accumulated other comprehensive income	228	228	273	(501)	228

Total Momentive Performance Materials Inc. equity (deficit)	(736)	1,415	(85)	(1,330)	(736)
Noncontrolling interests	—	—	—	—	—

Total equity (deficit)	(736)	1,415	(85)	(1,330)	(736)

Total liabilities and equity (deficit)	$1,534	$2,040	$2,461	$(2,870)	$3,165

	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Assets
Current assets:
Cash and cash equivalents	$31	$1	$222	$—	$254
Receivables, net	—	96	240	—	336
Due from affiliates	2	84	30	(112)	4
Inventories	—	188	187	—	375
Prepaid expenses	—	7	3	—	10
Income tax receivable	—	—	2	—	2
Deferred income taxes	—	—	12	—	12
Other current assets	—	13	37	—	50

Total current assets	33	389	733	(112)	1,043
Property and equipment, net	—	507	602	—	1,109
Other long-term assets	60	2	26	—	88
Deferred income taxes	—	—	41	—	41
Investment in affiliates	1,430	—	—	(1,430)	—
Intercompany borrowing	—	1,020	210	(1,230)	—
Intangible assets, net	—	91	495	—	586
Goodwill	—	—	425	—	425

Total assets	$1,523	$2,009	$2,532	$(2,772)	$3,292

Liabilities and Equity (Deficit)
Current liabilities:
Trade payables	$—	$86	$217	$—	$303
Short-term borrowings	—	—	2	—	2
Accrued expenses and other liabilities	1	79	90	—	170
Accrued interest	25	—	—	—	25
Due to affiliates	—	30	84	(112)	2
Accrued income taxes	—	—	10	—	10
Deferred income taxes	—	—	13	—	13
Current installments of long-term debt	—	—	25	—	25

Total current liabilities	26	195	441	(112)	550
Long-term debt	1,910	—	1,042	—	2,952
Other liabilities	—	9	50	—	59
Pension liabilities	—	151	121	—	272
Intercompany borrowings	195	134	901	(1,230)	—
Deferred income taxes	—	—	63	—	63
Accumulated losses from unconsolidated subsidiaries in excess of investment	—	90	—	(90)	—

Total liabilities	2,131	579	2,618	(1,432)	3,896

Equity (deficit):
Common stock	—	—	—	—	—
Additional paid-in capital	603	2,001	566	(2,567)	603
Accumulated deficit	(1,428)	(788)	(890)	1,678	(1,428)
Accumulated other comprehensive income	217	217	234	(451)	217

Total Momentive Performance Materials Inc. equity (deficit)	(608)	1,430	(90)	(1,340)	(608)
Noncontrolling interests	—	—	4	—	4

Total equity (deficit)	(608)	1,430	(86)	(1,340)	(604)

Total liabilities and equity	$1,523	$2,009	$2,532	$(2,772)	$3,292

Schedule of Condensed Consolidated Income Statement

	Fiscal three-month period ended September 30, 2012
	Parent	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated
Net sales	$—	$255	$429	$(113)	$571
Costs and expenses:
Cost of sales, excluding depreciation	—	186	337	(113)	410
Selling, general and administrative expenses	11	39	52	—	102
Depreciation and amortization expenses	—	21	27	—	48
Research and development expenses	—	12	6	—	18

Operating income (loss)	(11)	(3)	7	—	(7)
Other income (expense):
Interest income	—	24	3	(27)	—
Interest expense	(57)	(3)	(38)	27	(71)
Other income (expense), net	—	—	—	—	—

Income (loss) before income taxes and earnings from unconsolidated entities	(68)	18	(28)	—	(78)
Income taxes (benefit)	—	—	5	—	5

Income (loss) before earnings from unconsolidated entities	(68)	18	(33)	—	(83)
Earnings from unconsolidated entities	(13)	(31)	2	44	2

Net income (loss)	(81)	(13)	(31)	44	(81)
Net income (loss) attributable to noncontrolling interests	—	—	—	—	—

Net income (loss) attributable to Momentive Performance Materials Inc.	$(81)	$(13)	$(31)	$44	$(81)

Comprehensive (loss) income	$(59)	$9	$(13)	$4	$(59)

	Fiscal three-month period ended September 30, 2011:
	Parent	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated
Net sales	$—	$294	$487	$(128)	$653
Costs and expenses:
Cost of sales, excluding depreciation	—	212	364	(128)	448
Selling, general and administrative expenses	(16)	33	92	—	109
Depreciation and amortization expenses	—	20	29	—	49
Research and development expenses	—	14	6	—	20

Operating income (loss)	16	15	(4)	—	27
Other income (expense):
Interest income	—	26	2	(27)	1
Interest expense	(53)	(4)	(35)	27	(65)
Other income (expense), net	—	—	—	—	—
Income (loss) before income taxes and earnings from unconsolidated entities	(37)	37	(37)	—	(37)
Income taxes (benefit)	—	—	(5)	—	(5)

Income (loss) before earnings from unconsolidated entities	(37)	37	(32)	—	(32)
Earnings from unconsolidated entities	5	(32)	—	27	—

Net income (loss)	(32)	5	(32)	27	(32)
Net income (loss) attributable to noncontrolling interests	—	—	—	—	—

Net income (loss) attributable to Momentive Performance Materials Inc.	$(32)	$5	$(32)	$27	$(32)

Comprehensive (loss) income	$(2)	$35	(2)	$(33)	$(2)

	Fiscal nine-month period ended September 30, 2012:
	Parent	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated
Net sales	$—	$777	$1,369	$(355)	$1,791
Costs and expenses:
Cost of sales, excluding depreciation	—	579	1,069	(355)	1,293
Selling, general and administrative expenses	17	162	160	—	339
Depreciation and amortization expenses	—	60	82	—	142
Research and development expenses	—	36	17	—	53

Operating income (loss)	(17)	(60)	41	—	(36)
Other income (expense):
Interest income	—	75	5	(79)	1
Interest expense	(163)	(8)	(106)	79	(198)
Other income (expense), net	—	—	11	—	11
Gain (loss) on extinguishment and exchange of debt	4	5	(15)	—	(6)

Income (loss) before income taxes and earnings from unconsolidated entities	(176)	12	(64)	—	(228)
Income taxes (benefit)	—	(1)	10	—	9

Income (loss) before earnings from unconsolidated entities	(176)	13	(74)	—	(237)
Earnings from unconsolidated entities	(58)	(71)	3	129	3

Net income (loss)	(234)	(58)	(71)	129	(234)
Net income (loss) attributable to noncontrolling interests	—	—	—	—	—

Net income (loss) attributable to Momentive Performance Materials Inc.	$(234)	$(58)	$(71)	$129	$(234)

Comprehensive (loss) income	$(224)	$(48)	$(66)	$114	$(224)

	Year Ended December 31, 2011
	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Net sales	$—	$1,145	$2,023	$(531)	$2,637
Costs and expenses:
Cost of sales, excluding depreciation	—	808	1,521	(531)	1,798
Selling, general and administrative expenses	4	195	223	—	422
Depreciation and amortization expenses	—	79	118	—	197
Research and development expenses	—	54	24	—	78

Operating income (loss)	(4)	9	137	—	142
Other income (expense):
Interest income	—	103	8	(110)	1
Interest expense	(211)	(12)	(144)	110	(257)
Other income (expense), net	3	(1)	(2)	—	—
Gain on extinguishment of debt	7	—	—	—	7

Income (loss) before income taxes and earnings from unconsolidated entities	(205)	99	(1)	—	(107)
Income taxes (benefit)	—	—	27	—	27
Income (loss) before earnings from unconsolidated entities	(205)	99	(28)	—	(134)
Earnings (loss) from unconsolidated entities	64	(35)	(6)	(29)	(6)

Net income (loss)	(141)	64	(34)	(29)	(140)
Net income attributable to noncontrolling interests	—	—	(1)	—	(1)

Net income (loss) attributable to Momentive Performance Materials Inc.	$(141)	$64	$(35)	$(29)	$(141)

Comprehensive (loss) income	$(130)	$75	$4	$(79)	$(130)

	Year Ended December 31, 2010
	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Net sales	$—	$1,118	$1,973	$(503)	$2,588
Costs and expenses:
Cost of sales, excluding depreciation	—	737	1,411	(503)	1,645
Selling, general and administrative expenses	(47)	213	245	—	411
Depreciation and amortization expenses	—	86	111	—	197
Research and development expenses	—	49	24	—	73

Operating income (loss)	47	33	182	—	262
Other income (expense):
Interest income	—	97	8	(103)	2
Interest expense	(211)	(6)	(137)	103	(251)
Other income (expense), net	(1)	—	1	—	—
Loss on extinguishment and exchange of debt	(78)	—	—	—	(78)

Income (loss) before income taxes and earnings from unconsolidated entities	(243)	124	54	—	(65)
Income taxes (benefit)	—	1	(3)	—	(2)

Income (loss) before earnings from unconsolidated entities	(243)	123	57	—	(63)
Earnings (loss) from unconsolidated entities	179	56	—	(235)	—

Net income (loss)	(64)	179	57	(235)	(63)
Net (income) loss attributable to noncontrolling interests	—	—	(1)	—	(1)

Net income (loss) attributable to Momentive Performance Materials Inc.	$(64)	$179	$56	$(235)	$(64)

Comprehensive (loss) income	$(27)	$215	$119	$(334)	$(27)

	Year Ended December 31, 2009
	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Net sales	$—	$887	$1,581	$(385)	$2,083
Costs and expenses:
Cost of sales, excluding depreciation	—	618	1,187	(385)	1,420
Selling, general and administrative expenses	12	159	198	—	369
Depreciation and amortization expenses	—	85	106	—	191
Research and development expenses	—	41	22	—	63

Operating income (loss)	(12)	(16)	68	—	40
Other income (expense):
Interest income	—	98	8	(103)	3
Interest expense	(212)	(12)	(140)	103	(261)
Other income (expense), net	—	1	11	—	12
Loss on extinguishment and exchange of debt	179	—	—	—	179

Income (loss) before income taxes and earnings from unconsolidated entities	(45)	71	(53)	—	(27)
Income taxes (benefit)	—	(3)	18	—	15

Income (loss) before earnings from unconsolidated entities	(45)	74	(71)	—	(42)
Earnings (loss) from unconsolidated entities	3	(71)	—	68	—

Net income (loss)	(42)	3	(71)	68	(42)
Net (income) loss attributable to noncontrolling interests	—	—	—	—	—

Net income (loss) attributable to Momentive Performance Materials Inc.	$(42)	$3	$(71)	$68	$(42)

Comprehensive (loss) income	$(38)	$7	$(73)	$66	$(38)

	Fiscal nine-month period ended September 30, 2011:
	Parent	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated
Net sales	$—	$899	$1,568	$(426)	$2,041
Costs and expenses:
Cost of sales, excluding depreciation	—	623	1,154	(426)	1,351
Selling, general and administrative expenses	9	126	178	—	313
Depreciation and amortization expenses	—	58	89	—	147
Research and development expenses	—	41	19	—	60

Operating income (loss)	(9)	51	128	—	170
Other income (expense):
Interest income	—	78	6	(83)	1
Interest expense	(160)	(10)	(107)	83	(194)
Other income (expense), net	3	(1)	(2)	—	—

Income (loss) before income taxes and earnings from unconsolidated entities	(166)	118	25	—	(23)
Income taxes (benefit)	—	—	22	—	22

Income (loss) before earnings from unconsolidated entities	(166)	118	3	—	(45)
Earnings from unconsolidated entities	120	2	—	(122)	—

Net income (loss)	(46)	120	3	(122)	(45)
Net income (loss) attributable to noncontrolling interests	—	—	(1)	—	(1)

Net income (loss) attributable to Momentive Performance Materials Inc.	$(46)	$120	$2	$(122)	$(46)

Comprehensive (loss) income	$(19)	$146	$28	$(174)	$(19)

Schedule of Condensed Consolidated Cash Flow Statement

	Fiscal nine-month period ended September 30, 2012:
	Parent	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated
Net cash provided by (used in) operating activities	$(148)	$63	$30	$(48)	$(103)
Cash flows from investing activities:
Capital expenditures	—	(28)	(41)	—	(69)
Purchases of intangible assets	—	(2)	—	—	(2)
Proceeds from return of capital	—	36	—	(36)	—
Proceeds from disposal of assets	—	—	2	—	2

Net cash used in investing activities	—	6	(39)	(36)	(69)

Cash flows from financing activities:
Debt issuance costs	(5)	—	(3)	—	(8)
Increase in short-term borrowings	—	—	1	—	1
Proceeds from long-term debt	250	175	134	—	559
Dividends paid within MPM Inc.	—	(48)	—	48	—
Payments of long-term debt	—	(95)	(392)	—	(487)
Return of capital	—	—	(36)	36	—
Net borrowings with affiliates	(147)	(101)	248	—	—

Net cash provided by (used in) financing activities	98	(69)	(48)	84	65

Increase (decrease) in cash and cash equivalents	(50)	—	(57)	—	(107)
Effect of exchange rate changes on cash	14	—	—	—	14
Cash and cash equivalents, beginning of period	41	3	159	—	203

Cash and cash equivalents, end of period	$5	$3	$102	$—	$110

	Fiscal nine-month period ended September 30, 2011:
	Parent	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated
Net cash provided by (used in) operating activities	$(83)	$138	$82	$(53)	$84

Cash flows from investing activities:
Capital expenditures	—	(34)	(37)	—	(71)
Purchases of intangible assets	—	(2)	—	—	(2)
Proceeds from the return of capital	—	11	—	(11)	—

Net cash used in investing activities	—	(25)	(37)	(11)	(73)

Cash flows from financing activities:
Debt issuance costs	(5)	—	—	—	(5)
Dividends paid within MPM Inc.	—	(49)	(4)	53	—
Decrease in short-term borrowings	—	—	(1)	—	(1)
Proceeds from long-term debt	—	—	52	—	52
Payments of long-term debt	—	—	(61)	—	(61)
Return of capital	—	—	(11)	11	—
Net borrowings between affiliates	96	(62)	(34)	—	—

Net cash provided by (used in) financing activities	91	(111)	(59)	64	(15)

Increase (decrease) in cash and cash equivalents	8	2	(14)	—	(4)
Effect of exchange rate changes on cash	4	—	(4)	—	—
Cash and cash equivalents, beginning of period	31	1	222	—	254

Cash and cash equivalents, end of period	$43	$3	$204	$—	$250

	Year Ended December 31, 2011
	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Net cash provided by (used in) operating activities	$(57)	$187	$79	$(100)	$109

Cash flows from investing activities:
Capital expenditures	—	(56)	(55)	—	(111)
Purchases of intangible assets	—	(2)	—	—	(2)
Capital contribution	—	(8)	—	8	—
Investment in joint venture	—	—	(6)	—	(6)
Proceeds from the return of capital	—	25	—	(25)	—

Net cash used in investing activities	—	(41)	(61)	(17)	(119)

Cash flows from financing activities:
Debt issuance costs	(5)	—	—	—	(5)
Dividends paid within MPM Inc.	—	(97)	(3)	100	—
Dividends paid to parent	(1)	—	—	—	(1)
Net increase in short-term borrowings	1	—	—	—	1
Proceeds from issuance of long-term debt	—	—	52	—	52
Payments of long-term debt	(16)	—	(72)	—	(88)
Proceeds from capital contribution	—	—	8	(8)	—
Net borrowings with affiliates	93	(47)	(46)	—	—
Return of capital	—	—	(25)	25	—

Net cash provided by (used in) financing activities	72	(144)	(86)	117	(41)

Increase (decrease) in cash and cash equivalents	15	2	(68)	—	(51)
Effect of exchange rate changes on cash	(5)	—	5	—	—
Cash and cash equivalents, beginning of period	31	1	222	—	254

Cash and cash equivalents, end of period	$41	$3	$159	$—	$203

	Year Ended December 31, 2010
	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Net cash provided by (used in) operating activities	$(36)	$242	$176	$(120)	$262

Cash flows from investing activities:
Capital expenditures	—	(51)	(44)	—	(95)
Capital contribution	—	(48)	—	48	—
Purchase of intangible assets	—	(3)	(1)	—	(4)

Net cash used in investing activities	—	(102)	(45)	48	(99)

Cash flows from financing activities:
Debt issuance costs	(18)	—	—	—	(18)
Dividends paid within MPM Inc.	—	(97)	(23)	120	—
Dividends paid to parent	(1)	—	—	—	(1)
Net increase in short-term debt borrowings	—	—	2	—	2
Proceeds from long-term debt	848	—	1	—	849
Payments of long-term debt	(767)	(100)	(23)	—	(890)
Payments on extinguishment of debt	(54)	—	—	—	(54)
Proceeds from capital contributions	—	—	48	(48)	—
Net borrowings with affiliates	48	48	(96)	—	—

Net cash provided by (used in) financing activities	56	(149)	(91)	72	(112)

Increase (decrease) in cash and cash equivalents	20	(9)	40	—	51
Effect of exchange rate changes on cash	(45)	—	38	—	(7)
Cash and cash equivalents, beginning of period	56	10	144	—	210

Cash and cash equivalents, end of period	$31	$1	$222	$—	$254

	Year Ended December 31, 2009
	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Net cash provided by (used in) operating activities	$(93)	$179	$45	$(104)	$27

Cash flows from investing activities:
Capital expenditures	—	(33)	(44)	—	(77)
Capital contribution	—	(5)	—	5	—
Purchase of intangible assets	—	(2)	(1)	—	(3)
Investment in joint venture	—	—	(5)	—	(5)

Net cash used in investing activities	—	(40)	(50)	5	(85)

Cash flows from financing activities
Debt issuance cost	(7)	—	—	—	(7)
Dividends paid within MPM Inc.	—	(93)	(11)	104	—
Net change in short-term borrowings	—	—	(7)	—	(7)
Proceeds of long-term debt	—	100	6	—	106
Payments of long-term debt	—	(150)	(8)	—	(158)
Proceeds from capital contributions	—	—	5	(5)	—
Net borrowings with affiliates	144	(186)	42	—	—

Net cash provided by (used in) financing activities	137	(329)	27	99	(66)

Increase (decrease) in cash and cash equivalents	44	(190)	22	—	(124)
Effect of exchange rate changes on cash	10	—	(16)	—	(6)
Cash and cash equivalents, beginning of year	2	200	138	—	340

Cash and cash equivalents, end of year	$56	$10	$144	$—	$210